Expense Example {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-09 - Mid Cap Portfolio	Apr. 30, 2021 USD ($)
VIP Mid Cap Portfolio-Initial VIP
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	774
VIP Mid Cap Portfolio-Service VIP
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
VIP Mid Cap Portfolio-Service 2 VIP
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073